Advance to Suppliers - Schedule of Advance to Suppliers (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Advance to Suppliers [Abstract]
Prepaid service fee	$ 67,902	$ 7,403,734
Advance to suppliers	$ 67,902	$ 7,403,734